CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (40,680)	$ (26,992)	$ (35,622)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation	69,211	68,780	68,941
Amortization	2,863	9,829	24,973
Asset Impairment Charges, Including Discontinued Operations	6,380	4,926	1,273
Bad debt expense	3,502	2,793	3,435
Equity in earnings from unconsolidated ventures	(2,638)	(1,947)	(1,487)
Distribution from investment in unconsolidated ventures	4,699	3,882	4,872
Loss on disposals of assets	8,121	22,208	9,627
Amortization and write-off of debt issuance costs	5,084	2,033	1,915
Accretion of discount on member deposits	20,961	24,596	18,281
Amortization of surface rights bonus revenue	0	(1,823)	(3,750)
Amortization of above and below market rent intangibles	141	281	233
Share-based Compensation	14,217	0	0
Debt early redemption premium	14,525	0	0
Net change in deferred tax assets and liabilities	(4,548)	(14,207)	(20,480)
Net change in prepaid expenses and other assets	(2,849)	(532)	607
Net change in receivables and membership notes	(26,925)	1,859	2,874
Net change in accounts payable and accrued liabilities	(815)	4,254	9,094
Net change in other current liabilities	26,548	1,940	(12,708)
Net change in other long-term liabilities	(4,104)	(4,992)	2,536
Net cash provided by operating activities	93,693	96,888	74,614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(59,541)	(54,208)	(47,940)
Payments to Acquire Businesses, Net of Cash Acquired	(15,620)	(3,570)	(22,756)
Proceeds from dispositions	1,419	8,002	551
Proceeds from insurance	0	2,228	0
Net change in restricted cash and capital reserve funds	(59)	230	(282)
Return of capital in equity investments	1,073	0	486
Net cash used in investing activities	(72,728)	(47,318)	(69,941)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(170,937)	(14,830)	(12,884)
Proceeds from Issuance of Long-term Debt	10,713	0	0
Debt early redemption premium, Financing Activity	(14,525)	0	0
Payments for Derivative Instrument, Financing Activities	0	(57)	0
Payments of Debt Issuance Costs	(7,872)	(917)	(2,276)
Payments of Capital Distribution	(35,000)	0	0
Proceeds from Contributed Capital	0	0	3,197
Proceeds from Issuance Initial Public Offering	173,250	0	0
Payments of Stock Issuance Costs	(4,349)	0	0
Payments to Noncontrolling Interests	0	(942)	0
Proceeds from new membership initiation deposits	1,042	851	423
Repayments of membership initiation deposits	(1,421)	(3,016)	(358)
Net cash used in financing activities	(49,099)	(18,911)	(11,898)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(50)	826	951
NET INCREASE IN CASH AND CASH EQUIVALENTS	(28,184)	31,485	(6,274)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	81,965	50,480	56,754
CASH AND CASH EQUIVALENTS - END OF PERIOD	53,781	81,965	50,480
Supplemental Cash Flow Information [Abstract]
Interest Paid	61,441	66,932	61,007
Income Taxes Paid	3,187	4,089	14,080
Noncash Investing and Financing Items [Abstract]
Capital Lease Obligations Incurred	11,342	10,799	14,942
Capital Expenditures Incurred but Not yet Paid	1,790	1,092	1,070
Leasehold Improvements Incurred But Yet Paid	0	442	370
Non Cash Contribution From Owner	0	0	1,058
Distributions declared, but unpaid	7,654
Notes Assumed	$ 4,954	$ 0	$ 0